Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Financial assets:
Cash and cash equivalents	$ 316	$ 2,141	$ 2,081
Short-term deposits	2,308	3,000
Loans to related party	2,448
Trade receivables	19	22	43
Government authorities	74	62	100
Other receivables	97	203	715
Investments in financial assets	403	659	849
Total	5,665	6,087	3,788
Financial liabilities:
Credit from others		48
Warrants liability	345	532	1,714
Lease liability	64	76
Total financial and lease liabilities	$ 409	$ 656	$ 1,714